Share-based payments transactions - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2023 share	Mar. 31, 2022 share	Mar. 31, 2021 share	Sep. 14, 2022 $ / shares	Oct. 23, 2020 $ / shares	Mar. 31, 2020 share	Jun. 25, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	7,952	7,980	8,457			0
Weighted average remaining contractual life of outstanding share options	3 years 4 months 24 days	4 years 4 months 24 days	5 years 4 months 24 days
SOP 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares							$ 10.59
Number of options outstanding (in shares)	461	461	487
SOP 2020 | Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares					$ 8.50
Number of options outstanding (in shares)	1,540	2,443	2,589
SOP 2020 | Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares					10.50
Number of options outstanding (in shares)	1,304	2,068	2,192
SOP 2020 | Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares					12.50
Number of options outstanding (in shares)	1,067	1,692	1,793
SOP 2020 | Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares					14.50
Number of options outstanding (in shares)	830	1,316	1,396
SOP 2020 MOD | Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				$ 6.42	8.50
Number of options outstanding (in shares)	894	0	0
SOP 2020 MOD | Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				8.42	10.50
Number of options outstanding (in shares)	756	0	0
SOP 2020 MOD | Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				10.42	12.50
Number of options outstanding (in shares)	619	0	0
SOP 2020 MOD | Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				$ 12.42	$ 14.50
Number of options outstanding (in shares)	481	0	0